Notes Payable (Details Narrative) (10K)																	1 Months Ended			3 Months Ended					12 Months Ended
	Nov. 30, 2020 USD ($)	Nov. 05, 2020 USD ($)	Jun. 17, 2020 USD ($)	Apr. 30, 2020 USD ($)	Apr. 28, 2020 USD ($)	Apr. 27, 2020 USD ($)	Mar. 06, 2020 USD ($)	Feb. 07, 2020 USD ($)	Jan. 16, 2020 USD ($)	Jan. 15, 2020 USD ($)	Oct. 23, 2019 USD ($)	Oct. 11, 2019 USD ($) $ / shares	Mar. 17, 2019	Jan. 17, 2019 USD ($)	Aug. 02, 2018 USD ($) d	Apr. 23, 2018 USD ($) d	Jun. 30, 2021 USD ($)	Nov. 30, 2020 USD ($)	Jun. 30, 2017 USD ($)	Dec. 31, 2020 USD ($)	Sep. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Nov. 19, 2020 USD ($)	May 17, 2019 USD ($)	Dec. 31, 2016 $ / shares
Proceeds form notes payable																				$ 805,000			$ 1,422,000		$ 1,839,888	$ 196,500
Principal balance																				$ 1,072,185	$ 1,072,185			$ 1,072,185	$ 1,072,185	1,072,185
U.S. Small Business Administration [Member]
Interest rate			3.80%
Maturity date			Jun. 17, 2050
Proceeds form notes payable			$ 10,000
Debt instrument face amount			$ 150,000
U.S. Small Business Administration [Member] | Forecast [Member]
Monthly principal and interest payments																	$ 731
Paycheck Proctection Program Loan [Member]
Interest rate						1.00%
Maturity date description						Interest is deferred for six months, then is at 1% until maturity in April 2022.
Debt instrument face amount						$ 112,888
Note and Securities Purchase Agreement [Member]
Principal balance					$ 105,000																	$ 25,000
Interest rate					22.00%
Maturity date					Apr. 28, 2021
Noteholder A [Member]
Monthly principal and interest payments																		$ 472,167
Interest expense, including amortization of debt discounts	$ 14,500	$ 20,445
Noteholder A [Member] | Note and Securities Purchase Agreement [Member]
Principal balance					$ 105,000
Interest rate					22.00%
Maturity date description					Matures April 28, 2021.
Maturity date					Apr. 28, 2021
Proceeds form notes payable																						$ 25,000
Noteholder C [Member]
Interest rate																											6.00%
Maturity date																				Dec. 29, 2102
Debt instrument face amount																											$ 290,000
Noteholder C [Member] | Securities Purchase Agreement [Member]
Interest rate												24.00%
Proceeds form notes payable				$ 75,000			$ 125,000		$ 351,000														$ 1,450,000
Debt instrument face amount												$ 2,000,000
Debt instrument conversion price per share | $ / shares												$ 0.1587
Percentage of conversion price												60.00%
Short Term Note Payable [Member] | Noteholder E [Member]
Principal balance																			$ 55,353
Interest rate																			18.00%
Maturity date description																			Matured in August 2017.
Promissory Note Payable [Member] | Noteholder A [Member]
Principal balance																												$ 200,000
Interest rate																												15.00%
Maturity date													Sep. 14, 2019
Convertible Notes Payable [Member]
Debt conversion principal amount								$ 111,111		$ 166,667	$ 50,000
Debt conversion interest payable								$ 35,733		$ 23,425	$ 38,083
Interest expense, including amortization of debt discounts																					268,048			204,535
Convertible Notes Payable [Member] | Maximum [Member]
Percentage of conversion price																									50.00%
Convertible Notes Payable [Member] | Minimum [Member]
Percentage of conversion price																									40.00%
Convertible Notes Payable [Member] | Noteholder A [Member]
Interest rate															12.00%	12.00%
Maturity date															Aug. 01, 2019	Oct. 23, 2018
Debt instrument face amount															$ 277,778	$ 111,111
Percentage of conversion price															50.00%	50.00%
Threshold trading days | d															10	20
Debt conversion principal amount														$ 338,889											$ 50,000	227,778
Debt conversion interest payable														$ 23,548											38,083	23,548
Convertible Notes Payable [Member] | President and Chief Executive Officer [Member]
Interest rate																													8.00%
Debt instrument conversion price per share | $ / shares																													$ 0.026
Principal balance																					1,072,185			1,072,185	1,072,185	1,072,185
Accrued interest																					327,484			241,709	327,484	241,709
Notes Payable [Member]
Accrued interest																					790,862			398,131	790,862	398,131
Interest expense, including amortization of debt discounts																									3,132,250	1,481,039
Derivative liability associated with accrued interest																					$ 363,010			$ 140,294	$ 363,010	$ 140,294